FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.8%
------------------------------------------------------------------------
     $1,160        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/19                            $   498,324
        250        Orange, Tourist Development Tax, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        277,415
        400        Titusville Water and Sewer, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        443,864
------------------------------------------------------------------------
                                                             $ 1,219,603
------------------------------------------------------------------------
Housing -- 10.4%
------------------------------------------------------------------------
     $  210        Duval County, HFA, SFMR, (GNMA), (AMT),
                   6.70%, 10/1/26                            $   218,532
        750        Escambia County, HFA, SFMR, (GNMA),
                   (AMT), 7.00%, 4/1/28                          791,415
        510        Manatee County, HFA, SFMR, (GNMA),
                   (AMT), 6.875%, 11/1/26                        574,678
        960        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 5.80%, 3/1/29                          989,779
        725        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 6.70%, 2/1/28                          758,589
------------------------------------------------------------------------
                                                             $ 3,332,993
------------------------------------------------------------------------
Insured-Certificates of Participation -- 1.5%
------------------------------------------------------------------------
     $  500        Broward County, School Board,
                   Certificates of Participation, (FSA),
                   5.00%, 7/1/26                             $   497,560
------------------------------------------------------------------------
                                                             $   497,560
------------------------------------------------------------------------
Insured-Education -- 4.4%
------------------------------------------------------------------------
     $1,500        Florida State University, System
                   Improvement Revenue, (AMBAC),
                   4.50%, 7/1/23                             $ 1,400,565
------------------------------------------------------------------------
                                                             $ 1,400,565
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.5%
------------------------------------------------------------------------
     $  500        Lakeland, Energy System, (MBIA),
                   5.50%, 10/1/40                            $   518,390
        600        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            629,556
        200        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(1)(2)           281,888
------------------------------------------------------------------------
                                                             $ 1,429,834
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 1.1%
------------------------------------------------------------------------
     $  330        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                              $   355,463
------------------------------------------------------------------------
                                                             $   355,463
------------------------------------------------------------------------
Insured-Hospital -- 3.4%
------------------------------------------------------------------------
     $  200        Dade, Public Facilities Board, (Jackson
                   Memorial Hospital), (MBIA),
                   4.875%, 6/1/15                            $   203,052
        350        Miami Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.125%, 8/15/26                      351,627
        500        Sarasota County, Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.50%, 7/1/28                                 541,270
------------------------------------------------------------------------
                                                             $ 1,095,949
------------------------------------------------------------------------
Insured-Housing -- 6.6%
------------------------------------------------------------------------
     $  500        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $   526,265
      1,000        Florida HFA, (Mariner Club Apartments),
                   (AMBAC), (AMT), 6.375%, 9/1/36              1,049,510
        500        Florida HFA, (Spinnaker Cove
                   Apartments), (AMBAC), (AMT),
                   6.50%, 7/1/36                                 526,910
------------------------------------------------------------------------
                                                             $ 2,102,685
------------------------------------------------------------------------
Insured-Miscellaneous -- 1.6%
------------------------------------------------------------------------
     $  500        St. John's County, IDA, (Professional
                   Golf), (MBIA), 5.00%, 9/1/23              $   502,140
------------------------------------------------------------------------
                                                             $   502,140
------------------------------------------------------------------------
Insured-Resource Recovery -- 1.6%
------------------------------------------------------------------------
     $  500        Dade County Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.50%, 10/1/13(4)                         $   531,305
------------------------------------------------------------------------
                                                             $   531,305
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 21.1%
------------------------------------------------------------------------
     $  380        Celebration Community Development
                   District, (MBIA), 5.125%, 5/1/20          $   389,394
        750        Crossings at Fleming Island Community
                   Development District, (MBIA),
                   5.80%, 5/1/16                                 836,752
        415        Dade County, Special Obligations,
                   Residual Certificates, (AMBAC), Variable
                   Rate, 10/1/35(2)(3)                           399,620
        980        Jacksonville Sales Tax, (AMBAC),
                   5.00%, 10/1/30                                971,886
        500        Jacksonville, Capital Improvement
                   Revenue, (Stadium), (AMBAC),
                   4.75%, 10/1/25                                479,290

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  500        Miami-Dade County, Special Obligations,
                   (MBIA), 5.00%, 10/1/37                    $   492,310
        400        Orange County, Tourist Development,
                   (AMBAC), 5.125%, 10/1/30                      402,092
        465        Polk County, Transportaion Improvements,
                   (FSA), 5.25%, 12/1/22                         479,327
        250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          251,545
        505        St. Petersburg Excise Tax, (FGIC),
                   5.00%, 10/1/16                                511,636
        340        Sunrise Public Facilities Sales Tax,
                   (MBIA), 0.00%, 10/1/15                        188,146
      1,625        Tampa, Utility Tax, (AMBAC),
                   0.00%, 4/1/21                                 623,854
      1,950        Tampa, Utility Tax, (AMBAC),
                   0.00%, 10/1/21                                729,670
------------------------------------------------------------------------
                                                             $ 6,755,522
------------------------------------------------------------------------
Insured-Transportation -- 10.2%
------------------------------------------------------------------------
     $  500        Dade County Aviation Facilities, (Miami
                   International Airport), (FSA), (AMT),
                   5.125%, 10/1/22                           $   501,450
        500        Dade County, Seaport, (MBIA),
                   5.125%, 10/1/16                               521,970
        750        Florida Turnpike Authority, (Department
                   of Transportation), (FGIC),
                   4.50%, 7/1/27                                 683,738
        400        Greater Orlando, Aviation Authority,
                   (FGIC), Variable Rate, 4/1/13(2)(3)           434,008
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38              481,240
        150        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36              160,863
        500        Tampa-Hillsborough County Expressway
                   Authority, (FGIC), 5.00%, 7/1/32              494,240
------------------------------------------------------------------------
                                                             $ 3,277,509
------------------------------------------------------------------------
Insured-Water and Sewer -- 25.3%
------------------------------------------------------------------------
     $  600        Cocoa, Water and Sewer, (FGIC),
                   4.50%, 10/1/22                            $   566,130
        735        Enterprise Community Development
                   District, Water and Sewer, (MBIA),
                   6.125%, 5/1/24                                783,481
        250        Florida Governmental Utility Authority,
                   (Barefoot Bay Utility System), (AMBAC),
                   5.00%, 10/1/29                                248,330
      1,000        Jacksonville, Water and Sewer, (AMBAC),
                   (AMT), 6.35%, 8/1/25                        1,089,670
      1,000        Lee County, IDA, (Bonita Springs
                   Utilities), (MBIA), (AMT),
                   6.05%, 11/1/20                              1,062,160
        750        Lee County, Water and Sewer, (AMBAC),
                   5.00%, 10/1/29                                744,990
      1,000        Marion County, Utility System, (FGIC),
                   5.00%, 12/1/31                                990,060
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $1,000        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                            $ 1,006,120
        250        Tallahassee, Consolidated Utility
                   System, (FGIC), 5.50%, 10/1/19                278,545
        375        Tampa Bay, Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                  340,425
      1,000        Vero Beach, Water and Sewer, (FGIC),
                   5.00%, 12/1/21                              1,001,780
------------------------------------------------------------------------
                                                             $ 8,111,691
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.5%
   (identified cost $28,632,583)                             $30,612,819
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.5%                       $ 1,444,283
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $32,057,102
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 89.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.1% to 37.0% of total investments.

 At July 31, 2002, the Portfolio's insured securities by financial institution are as follows:

                                          MARKET       % OF
                                          VALUE        MARKET VALUE
-------------------------------------------------------------------
American Municipal Bond Assurance Corp.   $11,333,249       37.0%
(AMBAC)
Financial Guaranty Insurance Corp.          5,300,562       17.3%
(FGIC)
Financial Security Assurance (FSA)          2,463,356        8.1%
Municipal Bond Insurance Association        8,182,659       26.7%
(MBIA)
-------------------------------------------------------------------
                                          $27,279,826       89.1%

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                     $28,632,583           $16,913,713       $17,769,454
   Unrealized appreciation               1,980,236             1,035,151           697,693
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                  $30,612,819           $17,948,864       $18,467,147
---------------------------------------------------------------------------------------------
Cash                                   $   431,597           $ 1,343,159       $ 1,917,590
Receivable for investments
   sold                                    575,623                    --            20,422
Interest receivable                        471,522               176,203           237,096
Prepaid expenses                               105                    57                47
---------------------------------------------------------------------------------------------
TOTAL ASSETS                           $32,091,666           $19,468,283       $20,642,302
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts                   $    17,500           $    22,500       $        --
Payable for when-issued
   securities                                   --               299,250         1,197,000
Payable to affiliate for
   Trustees' fees                              679                    68                68
Accrued expenses                            16,385                14,549            14,418
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                      $    34,564           $   336,367       $ 1,211,486
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                           $32,057,102           $19,131,916       $19,430,816
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                         $30,152,207           $18,182,935       $18,733,123
Net unrealized appreciation
   (computed on the basis of
   identified cost)                      1,904,895               948,981           697,693
---------------------------------------------------------------------------------------------
TOTAL                                  $32,057,102           $19,131,916       $19,430,816
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2002

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                               $  876,899              $502,167          $474,255
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                $  876,899              $502,167          $474,255
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                 $   32,433              $ 13,975          $ 13,199
Trustees fees and expenses                  1,360                   135               135
Legal and accounting services               9,615                 8,574            12,692
Custodian fee                              12,415                 9,167             9,876
Miscellaneous                               1,972                 3,793             5,102
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $   57,795              $ 35,644          $ 41,004
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee          $    1,780              $  2,610          $  1,897
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS               $    1,780              $  2,610          $  1,897
---------------------------------------------------------------------------------------------

NET EXPENSES                           $   56,015              $ 33,034          $ 39,107
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $  820,884              $469,133          $435,148
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $   34,855              $  1,492          $(42,538)
   Financial futures contracts            (96,393)              (15,057)               --
---------------------------------------------------------------------------------------------
NET REALIZED LOSS                      $  (61,538)             $(13,565)         $(42,538)
---------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                      $  529,477              $395,272          $403,772
   Financial futures contracts            (69,234)              (94,921)               --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)         $  460,243              $300,351          $403,772
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                $  398,705              $286,786          $361,234
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                     $1,219,589              $755,919          $796,382
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   820,884           $   469,133       $   435,148
   Net realized loss                          (61,538)              (13,565)          (42,538)
   Net change in unrealized
      appreciation (depreciation)             460,243               300,351           403,772
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,219,589           $   755,919       $   796,382
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 3,331,233           $ 1,486,461       $ 3,844,048
   Withdrawals                             (2,411,633)             (887,724)       (1,529,032)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   919,600           $   598,737       $ 2,315,016
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $ 2,139,189           $ 1,354,656       $ 3,111,398
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                    $29,917,913           $17,777,260       $16,319,418
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $32,057,102           $19,131,916       $19,430,816
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,495,491           $   925,858       $   707,065
   Net realized gain                           24,225                99,735            23,056
   Net change in unrealized
      appreciation (depreciation)              37,221               (96,132)           (7,583)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,556,937           $   929,461       $   722,538
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 8,581,953           $ 1,579,198       $ 4,781,269
   Withdrawals                             (5,759,963)           (3,616,590)       (1,606,996)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                           $ 2,821,990           $(2,037,392)      $ 3,174,273
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $ 4,378,927           $(1,107,931)      $ 3,896,811
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of year                      $25,538,986           $18,885,191       $12,422,607
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $29,917,913           $17,777,260       $16,319,418
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             FLORIDA INSURED PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.38%(2)          0.39%        0.47%       0.38%       0.18%       0.07%
   Net expenses after
      custodian fee reduction            0.37%(2)          0.35%        0.43%       0.34%       0.11%       0.00%
   Net investment income                 5.39%(2)          5.26%        5.34%       5.32%       5.21%       5.63%
Portfolio Turnover                          8%               18%           8%         34%          9%         34%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          4.04%             5.60%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $32,057           $29,918      $25,539     $25,760     $28,140     $24,850
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                     0.30%       0.48%
   Expenses after custodian
      fee reduction                                                                             0.23%       0.41%
   Net investment income                                                                        5.09%       5.22%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.26%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 HAWAII PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.40%(2)          0.48%        0.35%       0.02%       0.04%       0.03%
   Net expenses after
      custodian fee reduction            0.37%(2)          0.45%        0.28%       0.00%       0.00%       0.00%
   Net investment income                 5.26%(2)          5.20%        5.53%       5.67%       5.39%       5.70%
Portfolio Turnover                          3%               22%          13%         20%         29%         27%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          4.23%             5.43%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $19,132           $17,777      $18,885     $17,093     $20,390     $19,864
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                             0.40%       0.38%       0.28%       0.46%
   Expenses after custodian
      fee reduction                                                     0.33%       0.36%       0.24%       0.43%
   Net investment income                                                5.48%       5.31%       5.15%       5.27%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.17% to 5.20%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 KANSAS PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.43%(2)          0.50%        0.23%       0.05%       0.06%       0.05%
   Net expenses after
      custodian fee reduction            0.41%(2)          0.46%        0.22%       0.00%       0.00%       0.00%
   Net investment income                 4.52%(2)          5.00%        5.55%       5.59%       5.34%       5.79%
Portfolio Turnover                         16%               18%           7%         24%         33%         17%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          4.80%             5.40%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $19,431           $16,319      $12,423     $12,200     $12,881     $11,419
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                0.53%        0.47%       0.49%       0.36%       0.57%
   Expenses after custodian
      fee reduction                                        0.49%        0.46%       0.44%       0.30%       0.52%
   Net investment income                                   4.97%        5.31%       5.15%       5.04%       5.27%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 4.94% to 5.00%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2002, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $32,433            0.21%
    Hawaii                                     13,975            0.16%
    Kansas                                     13,199            0.14%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2002, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2002, were as follows:

    FLORIDA INSURED
    -----------------------------------------------------
    Purchases                                 $ 2,948,693
    Sales                                       2,437,617

    HAWAII
    -----------------------------------------------------
    Purchases                                 $   879,826
    Sales                                         549,650

    KANSAS
    -----------------------------------------------------
    Purchases                                 $ 4,820,988
    Sales                                       2,635,289

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2002, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,611,585
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,009,955
    Gross unrealized depreciation                   (8,721)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,001,234
    ------------------------------------------------------

    HAWAII
    ------------------------------------------------------
    AGGREGATE COST                            $ 16,884,183
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,245,580
    Gross unrealized depreciation                 (180,899)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,064,681
    ------------------------------------------------------

    KANSAS
    ------------------------------------------------------
    AGGREGATE COST                            $ 17,727,338
    ------------------------------------------------------
    Gross unrealized appreciation             $    788,523
    Gross unrealized depreciation                  (48,713)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    739,810
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2002 is as follows:

                                  FUTURES CONTRACTS
    ------------------------------------------------------------------------------
                      EXPIRATION                                    NET UNREALIZED
    PORTFOLIO         DATE        CONTRACTS               POSITION  DEPRECIATION
    ------------------------------------------------------------------------------
    Florida Insured      9/02     14 U.S. Treasury Bond    Short    $      (75,341)
    ------------------------------------------------------------------------------
    Hawaii               9/02     18 U.S. Treasury Bond    Short    $      (86,170)

   At July 31, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida
Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and
Portfolio Manager of
Hawaii Municipals Portfolio

Thomas M. Metzold
Vice President and
Portfolio Manager of
Kansas Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director, Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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